TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Beginning balance	$ 5,360	$ 5,659
Additions (deductions) for prior year tax positions	(404)	541
Decrease related to settlement with tax authorities		(1,831)
Additions for current year tax positions	854	991
Ending balance	$ 5,810	$ 5,360